Taxes Payable	12 Months Ended
Dec. 31, 2024
Taxes Payable [Abstract]
Taxes Payable

12. Taxes Payable

Taxes payable consisted of the following:

	December 31, 2024	December 31, 2023
	US$	US$
VAT payable	381,502	353,887
Income tax payable	787,848	672,245
Other tax payable	73,777	55,999
Total	1,243,127	1,082,131